Investments - Schedule Of Amortized Cost ad Fair value Fixed Maturities Securities and Short term Investments by Contractual Maturity (Details) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($)
$ in Millions
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Available For Sale Securities Debt Maturities Line Items [Line Items]
Amortized Cost One year or less	$ 9.3	$ 6.4	$ 96.4
Amortized Cost After one year through five years	21.1	21.5
Amortized Cost After five years	4.2	5.4
Amortized Cost After ten years	0.1	0.1
Total	56.9	55.9	96.4
Fair value One year or less	9.3	6.4	96.5
Fair Value After one year through five years	21.1	21.5
Fair Value After five years	4.1	5.4
Fair Value After ten years	0.1	0.1
Total	56.6	56.0	$ 96.5
Residential Mortgage Backed Securities [Member]
Available For Sale Securities Debt Maturities Line Items [Line Items]
Amortized Cost	10.7	12.9
Total	10.7	12.9
Fair value	10.6	12.9
Total	10.6	12.9
Commercial Mortgage Backed Securities [Member]
Available For Sale Securities Debt Maturities Line Items [Line Items]
Amortized Cost	5.1	5.4
Total	5.1	5.4
Fair value	5.0	5.5
Total	5.0	5.5
Asset-backed Securities [Member]
Available For Sale Securities Debt Maturities Line Items [Line Items]
Amortized Cost	6.4	4.2
Total	6.4	4.2
Fair value	6.4	4.2
Total	$ 6.4	$ 4.2